DESCRIPTION OF BUSINESS AND MERGER	3 Months Ended
Mar. 31, 2014
DESCRIPTION OF BUSINESS AND MERGER [Abstract]
DESCRIPTION OF BUSINESS AND MERGER

NOTE 1 - DESCRIPTION OF BUSINESS AND MERGER

IIM Global Corporation (formerly Silverwood Acquisition Corporation) ("IIM Global" or the "Company") was incorporated on September 21, 2011 under the laws of the State of Delaware to engage in any lawful corporate undertaking, including, but not limited to, selected mergers and acquisitions. IIM Global has been in the developmental stage since inception. In addition to a change in control of its management and shareholders, the Company's operations to date have been limited to issuing shares and filing a registration statement on Form 10 pursuant to the Securities Exchange Act of 1934. IIM Global was formed to provide a method for a foreign or domestic private company to become a reporting company with a class of securities registered under the Securities Exchange Act of 1934.

On December 20, 2012, the shareholders of the Corporation and the Board of Directors unanimously approved the change of the Registrant's name to IIM Global Corporation and filed such change with the State of Delaware. The registrant redeemed an aggregate of 19,500,000 of the then 20,000,000 shares of outstanding stock at a redemption price of $0.0001 per share for an aggregate redemption price of $1,950. The current officers and directors resigned, and a new officer/director was appointed and elected resulting in the change of control of the Company.

On August 12, 2013, IIM Global acquired Innovation in Motion Inc., a Florida corporation ("Innovation in Motion"), in a stock-for-stock transaction (the "Acquisition"). The purpose of the Acquisition was to facilitate and prepare the Company for a registration statement and/or public offering of securities.

The Acquisition was effected by the Company through the exchange of each of the outstanding shares and interests of Innovation in Motion for 1.6 shares of common stock of the Company. As a result, in the Acquisition, 97,970,562 shares and interests of common stock of Innovation in Motion were exchanged for, and converted into, 156,752,899 shares of common stock of the Company.

 Innovation in Motion was formed in April 2009 in the State of Florida, and was a private company operating in two technology fields: the handheld identification market and mobile payment market. Since its inception, Innovation in Motion has provided handheld mobile biometric devices which are used primarily by government and law enforcement agencies to capture and process the unique characteristics of individuals to verify their identities. Additionally, the Company has recently introduced a new highly secured biometric wallet device to store personal data including credit card and banking information to be used in a variety of transactions.  The Company has a business focus in the identification, security and mobile payment businesses, and it had its technology used during the election process in Ghana, Africa. The Company has a range of state-of-the-art products in these fields and has begun serious market penetration with the sale and placement of units.

As a result of the Acquisition, Innovation in Motion became a wholly owned subsidiary of the Company. The Company, as the sole shareholder of Innovation in Motion, has taken over the operations and business plans of Innovation in Motion.

Reverse Merger Accounting

Since former Innovation in Motion security holders owned, after the merger, the majority of IIM Global shares of common stock, and as a result of certain other factors, including that all members of the Company's executive management are from Innovation in Motion,  Innovation in Motion is deemed to be the acquiring company for accounting purposes and the merger was accounted for as a reverse merger and a recapitalization in accordance with generally accepted accounting principles in the United States ("GAAP"). These condensed consolidated financial statements reflect the historical results of Innovation in Motion prior to the merger and that of the combined Company following the merger, and do not include the historical financial results of IIM Global prior to the completion of the merger. Common stock and the corresponding capital amounts of the Company pre-merger have been retroactively restated as capital stock shares reflecting the exchange ratio in the merger.

Going Concern

The Company has an accumulated deficit of $1,612,558 as of March 31, 2014. The Company's continuation as a going concern is dependent on its ability to generate sufficient cash flows from operations to meet its obligations, which it has not been able to accomplish to date, and /or obtain additional financing from its stockholders and/or other third parties.

These unaudited condensed consolidated financial statements have been prepared on a going concern basis, which implies the Company will continue to meet its obligations and continue its operations for the next fiscal year. The continuation of the Company as a going concern is dependent upon financial support from its stockholders, the ability of the Company to obtain necessary equity financing to continue operations, successfully locating and negotiating with other business entities for potential acquisition and /or acquiring new clients to generate revenues.

Management and shareholders used their personal funds to pay for certain expenses incurred by the Company in 2014. There is no assurance that the Company will ever be profitable. These unaudited condensed consolidated financial statements do not include any adjustments to reflect the possible future effects on the recoverability and classification of assets or the amounts and classifications of liabilities that may result should the Company be unable to continue as a going concern.